Employee benefit plans - Combined Data for Defined Benefit Pension and Post Retirement Healthcare Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pensions | United States
Weighted-average assumptions used to determine benefit obligations
Discount rate	5.72%	5.25%
Cash balance interest crediting rate	4.00%	4.00%
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at beginning of period	$ (3,602)	$ (3,527)
Service cost	0	0	$ 0
Interest cost	(182)	(190)	(140)
Actuarial gain (loss)	178	(122)
Curtailments	0	0
Benefits paid	235	237
Benefit obligation at end of period	(3,371)	(3,602)	(3,527)
Change in fair value of plan assets
Fair value at beginning of period	5,089	4,806
Actual return on plan assets	179	501
Employer contributions	13	19
Benefit payments	(235)	(237)
Fair value at end of period	5,046	5,089	4,806
Funded status at end of period	1,675	1,487
Amounts recognized in accumulated other comprehensive loss (income) consist of:
Net loss (gain)	1,637	1,637
Prior service (credit)	0	0
Total (before tax effects)	$ 1,637	$ 1,637
Pensions | Foreign
Weighted-average assumptions used to determine benefit obligations
Discount rate	5.15%	4.44%
Rate of compensation increase	3.83%	3.71%
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at beginning of period	$ (889)	$ (768)
Service cost	(11)	(10)	(11)
Interest cost	(39)	(36)	(28)
Actuarial gain (loss)	111	(67)
Curtailments	0	1
Benefits paid	31	26
Foreign exchange adjustment	28	(35)
Benefit obligation at end of period	(769)	(889)	(768)
Change in fair value of plan assets
Fair value at beginning of period	1,052	975
Actual return on plan assets	(29)	43
Employer contributions	9	11
Benefit payments	(31)	(26)
Foreign exchange adjustments	(30)	49
Fair value at end of period	971	1,052	975
Funded status at end of period	202	163
Amounts recognized in accumulated other comprehensive loss (income) consist of:
Net loss (gain)	245	243
Prior service (credit)	(1)	(1)
Total (before tax effects)	$ 244	$ 242
Healthcare Benefits | United States
Weighted-average assumptions used to determine benefit obligations
Discount rate	5.72%	5.25%
Rate of compensation increase	3.00%	3.00%
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at beginning of period	$ (92)	$ (95)
Service cost	0	(1)	(1)
Interest cost	(5)	(5)	(4)
Actuarial gain (loss)	1	(2)
Curtailments	0	0
Benefits paid	4	11
Benefit obligation at end of period	(92)	(92)	(95)
Change in fair value of plan assets
Fair value at beginning of period	135	116
Actual return on plan assets	16	19
Employer contributions	4	11
Benefit payments	(4)	(11)
Fair value at end of period	151	135	116
Funded status at end of period	59	43
Amounts recognized in accumulated other comprehensive loss (income) consist of:
Net loss (gain)	32	38
Prior service (credit)	0	(6)
Total (before tax effects)	$ 32	$ 32
Healthcare Benefits | Foreign
Weighted-average assumptions used to determine benefit obligations
Discount rate	5.60%	4.65%
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at beginning of period	$ (2)	$ (2)
Service cost	0	0	0
Interest cost	0	0	0
Actuarial gain (loss)	0	(1)
Curtailments	0	0
Benefits paid	0	0
Foreign exchange adjustment	0	1
Benefit obligation at end of period	(2)	(2)	(2)
Change in fair value of plan assets
Fair value at beginning of period	0	0
Actual return on plan assets	0	0
Employer contributions	0	0
Benefit payments	0	0
Foreign exchange adjustments	0	0
Fair value at end of period	0	0	$ 0
Funded status at end of period	(2)	(2)
Amounts recognized in accumulated other comprehensive loss (income) consist of:
Net loss (gain)	(1)	(1)
Prior service (credit)	0	0
Total (before tax effects)	$ (1)	$ (1)